Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Feb. 29, 2016	Feb. 28, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities Withholding Tax on Unremitted Earnings, Reversed	$ 33
Unrecognized income tax benefit will decrease in the next twelve months	3
Accrued interest	$ 1	$ 1